Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended
	Nov. 30, 2024	Nov. 30, 2024
C000236195
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X Interest Rate Hedge ETF
C000236197
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X Interest Rate Volatility & Inflation Hedge ETF
Without Sales Load [Member] | C000236195
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.28%)	7.43%
Without Sales Load [Member] | C000236197
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.37%)	(4.92%)
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	6.88%	1.79%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	6.88%	1.79%
ICE U.S. Treasury 20+ Year Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 20+ Year Bond Index (TR) (USD)
Average Annual Return, Percent	6.82%	(5.43%)
Bloomberg U.S. Treasury Inflation-Linked Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Linked Bond Index (TR) (USD)
Average Annual Return, Percent	6.26%	1.12%